Investments (Equity Method Investments Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	May 11, 2017	May 11, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Gain (loss) on sale of equity method investee			$ 201.0	$ 0.0	$ 0.0
Proceeds from the sale of equity method investee, net of transaction costs			393.7	0.0	0.0
Distribution from equity method investee			$ 0.0	$ 14.0	$ 0.0
EPIX
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	31.15%	31.15%		31.15%	31.15%
Pop
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%	50.00%	50.00%
Redeemable Preferred Stock | Pop
Schedule of Equity Method Investments [Line Items]
Rate of dividend on preferred stock			10.00%
Total accretion period to redemption date of mandatorily redeemable preferred stock units and dividend			10 years
Disposed by sale | EPIX
Schedule of Equity Method Investments [Line Items]
Gain (loss) on sale of equity method investee			$ 201.0
Ownership interest sold	100.00%
Proceeds from the sale of equity method investee, net of transaction costs	$ 397.2
Lions Gate | Disposed by sale | EPIX
Schedule of Equity Method Investments [Line Items]
Ownership interest sold	31.15%
Proceeds from the sale of equity method investee, net of transaction costs	$ 373.8
Distribution from equity method investee		$ 23.4
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			9.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%